Management Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Management Incentive Plans

Note 8—Management Incentive Plans

2014 Omnibus Incentive Plan

Prior to the completion of the Company’s IPO, the board of directors adopted The Habit Restaurants, Inc. 2014 Omnibus Incentive Plan (the “2014 Omnibus Incentive Plan”) and, subsequent to the IPO, all equity-based awards will be granted under the 2014 Omnibus Incentive Plan. The 2014 Omnibus Incentive Plan will also permit grants of cash bonuses beginning in fiscal year 2015. This plan authorizes 2,525,275 total options and restricted stock units. No awards may be granted under the plan after November 19, 2024.

The purpose of the 2014 Omnibus Incentive Plan is to advance the Company’s interests by providing for the grant to eligible individuals of equity-based and other incentive awards.

The 2014 Omnibus Incentive Plan will be administered by our board of directors or a committee of our board of directors (the “Administrator”). The Administrator will have the authority to, among other things, interpret the 2014 Omnibus Incentive Plan, determine eligibility for, grant and determine the terms of awards under the 2014 Omnibus Incentive Plan, and to do all things necessary to carry out the purposes of the 2014 Omnibus Incentive Plan. The Administrator’s determinations under the 2014 Omnibus Incentive Plan will be conclusive and binding.

Compensation expense related to incentive stock options issued under the 2014 Omnibus Incentive Plan was $140,000 and $238,000 for the 13 and 39 weeks ended September 29, 2015, respectively, and is included in general and administrative expenses on the accompanying condensed consolidated statements of income.

Non-Qualified Stock Options:

The following table sets forth information about the fair value of the non-qualified stock option grants on the date of grant using the Black-Scholes option-pricing model and the weighted average assumptions used for such a grant for the 39 weeks ended September 29, 2015:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at December 30, 2014	16,666	$18.00
Granted	148,594	$32.12
Forfeited	(1,000)	$32.32
Exercised	—

Outstanding and expected to vest at September 29, 2015	164,260	$30.69	9.53	$—

Exercisable at September 29, 2015	—

The aggregate intrinsic value in the table above is obtained by subtracting the weighted average exercise price from the estimated fair value of the underlying common stock as of September 29, 2015 and multiplying this result by the related number of options outstanding and expected to vest at September 29, 2015. The estimated fair value of the common stock as of September 29, 2015 used in the above calculation was $22.01 per share, the closing price of the Company’s common stock on September 29, 2015, the last trading day of the third quarter.

There was approximately $1.1 million of total unrecognized compensation costs related to options granted under the Plan as of September 29, 2015. That cost is expected to be recognized over a weighted average period of 4.6 years.

Restricted Stock Units:

A summary of stock-based compensation activity related to restricted stock units for the 39 weeks ended September 29, 2015 are as follows:

	Units	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at December 30, 2014	—
Granted	52,926	$32.04
Forfeited	(500)	$32.32
Vested	—

Outstanding and expected to vest at September 29, 2015	52,426	$32.04	9.59	$—

The aggregate intrinsic value in the table above is obtained by subtracting the weighted average fair value at grant date from the estimated fair value of the underlying common stock as of September 29, 2015 and multiplying this result by the related number of units outstanding and expected to vest at September 29, 2015. The estimated fair value of the common stock as of September 29, 2015 used in the above calculation was $22.01 per share, the closing price of the Company’s common stock on September 29, 2015, the last trading day of the third quarter.

The fair value of the restricted stock units is the quoted market value of our common stock on the date of grant. As of September 29, 2015, total unrecognized stock-based compensation expense related to non-vested restricted stock units was approximately $1.5 million. That cost is expected to be recognized over a weighted average period of 4.7 years.

The stock-based compensation expense related to units issued under The Habit Restaurants, LLC Management Incentive Plan for the 13 and 39 weeks ended September 30, 2014 and September 29, 2015 amounted to $193,000 and $202,000 and $304,000 and $613,000, respectively, and is included in general and administrative expenses on the accompanying condensed consolidated statements of income. In connection with the IPO, the Company converted all of the outstanding vested and unvested Class C units with an equivalent amount of vested and unvested LLC Units of The Habit Restaurants, LLC, respectively. As of September 29, 2015 there was approximately $2.7 million of total unrecognized stock-based compensation expense related to these units. That cost is expected to be recognized over a weighted average period of 2.6 years.

Note 9—Management Incentive Plans

2014 Omnibus Incentive Plan

Prior to the completion of the Company’s initial public offering, the board of directors adopted The Habit Restaurants, Inc. 2014 Omnibus Incentive Plan (the “2014 Omnibus Incentive Plan”) and, subsequent to the initial public offering, all equity-based awards will be granted under the 2014 Omnibus Incentive Plan. The 2014 Omnibus Incentive Plan will also permit grants of cash bonuses beginning in fiscal year 2015. This plan authorizes 2,525,275 total options. No awards may be granted under the plan after November 19, 2024.

The day prior to the completion of the Company’s initial public offering, the Company made grants to two of our non-employee directors, Mr. Ira Zecher and Mr. A. William Allen III, of options to purchase shares of the Company common stock under the 2014 Omnibus Incentive Plan. The options have an exercise price equal to the initial public offering price ($18.00) and a vesting period of three years. No other awards were made under the 2014 Omnibus Incentive Plan in 2014.

The purpose of the 2014 Omnibus Incentive Plan is to advance the Company’s interests by providing for the grant to eligible individuals of equity-based and other incentive awards.

The 2014 Omnibus Incentive Plan will be administered by our board of directors or a committee of our board of directors (the “Administrator”). The Administrator will have the authority to, among other things, interpret the 2014 Omnibus Incentive Plan, determine eligibility for, grant and determine the terms of awards under the 2014 Omnibus Incentive Plan, and to do all things necessary to carry out the purposes of the 2014 Omnibus Incentive Plan. The Administrator’s determinations under the 2014 Omnibus Incentive Plan will be conclusive and binding.

Compensation expense related to incentive stock options was $5,000 for the year ended December 30, 2014.

The following table sets forth information about the fair value of the stock option grant on the date of grant using the Black-Scholes option-pricing model and the weighted average assumptions used for such a grant:

	Fiscal year ended December 30, 2014
	Options	Weighted Average Exercise Price
Beginning Balance	—

Granted	16,667	$18.00
Forfeitures	—
Exercised	—
Exchanged	—

Ending Balance	16,667	$18.00

Exercisable	—	$—

Disclosure Information
Weighted average fair value of options granted		$5.14
Dividend yield		0.0%
Risk-free interest rate		2.03%
Volatility		32.3%
Forfeiture rate		5.2%
Expected term (years)		5.5
Weighted-average period over which the total compensation cost of non-vested options is expected to be recognized (months)		35

The assumptions above represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. The expected life of options granted during 2014 was based on the simplified method of estimating expected term in accordance with Staff Accounting Bulletin (“SAB”) No. 110. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury constant maturities rate in effect at the time of grant. The Company utilized a weighted rate for expected volatility based on a representative peer group within the industry.

As of December 30, 2014, there was approximately $81,000 of total unrecognized stock-based compensation expense related to non-vested stock-based compensation awards granted under the Plan. That cost is expected to be recognized over future years.

The Habit Restaurants, LLC Management Incentive Plan

The Habit Restaurants, LLC maintained a management incentive plan (the “Plan”) for executives and other key employees of the Company. The Plan provided for the grant of Class C units of the Company. Class C units participated in the distribution of earnings of the Company above a certain threshold amount. Additionally, upon vesting, Class C units could have been converted at any time to Class A units upon payment of a stated conversion price (which may be zero). The Plan may be terminated at the discretion of the Board of Directors of the Company. No Class C unit awards shall be granted after the tenth anniversary year of the adoption of the Plan in fiscal year 2017.

During the fiscal years ended December 25, 2012, December 31, 2013 and December 30, 2014, the Company granted 2,850, 1,850 and 14,574 Class C units, respectively, under the Plan. The Class C units vested over five years, with the vesting period commencing on the grant date. A vested Class C unit granted under the Plan could have been converted into a Class A unit at a conversion price ranging from $100 to $544 per Class A unit. The Company had reserved 35,410 Class A units for that purpose. The Class C units would expire 10 years from the date of grant if not converted. In the event of a termination of employment, all unvested Class C units would have been forfeited and the holder of vested Class C units would have had the option to convert into Class A units within 30 days. Upon conversion to Class A units, the Company had the right to repurchase all of the Class A units owned by the participant or any permitted transferee of the participant as defined in the LLC Agreement. This plan was terminated prior to the completion of the IPO and all units were exchanged for common units as part of the Recapitalization.

The following table summarizes the activity under the Plan during the period from December 27, 2011 through December 30, 2014:

		Weighted Average
	Number of Class C units	Conversion Price	Remaining Contractual Term (Years)
Outstanding at December 27, 2011	28,103	$127.79

Granted	2,850	$226.00

Outstanding at December 25, 2012	30,953	$136.14

Granted	1,850	$292.00
Forfeited	(650)	$184.00
Exercised	(700)	$110.00

Outstanding at December 31, 2013	31,453	$145.58	6.00

Granted	14,574	$499.81
Forfeited	(675)	$178.15
Exercised	(825)	$133.94
Exchanged	(44,527)	$261.25

Outstanding at December 30, 2014	—	—	NA

The weighted average grant date fair value of the Class C units granted during the fiscal years 2012, 2013 and 2014 was $94.39, $122.72 and $499.81, respectively. The total intrinsic value of the Class C units converted into Class A units during the years ended December 31, 2013 and December 30, 2014 was $184,000 and $335,000, respectively. The Company estimated the fair value of the Class C units using the Black-Scholes option pricing model. Key input assumptions used to estimate the fair value of units included the expected unit term, the expected volatility of the Company’s units over the unit’s expected term, the risk-free interest rate over the unit’s term, and the Company’s expected annual dividend yield. The Company’s management believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in calculating the fair values of the Company’s units granted during fiscal years 2012, 2013 and 2014. The expected term was calculated using the simplified method. Under this method, the expected term is equal to the sum of the weighted average vesting term plus the original contractual term divided by two. The Company elected this method as there is not sufficient historical exercise data to estimate an expected term due to the limited past exercise experience. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive such units.

The key input assumptions that were utilized in the valuation and recognition of units granted during the fiscal years 2012, 2013 and 2014 are summarized in the table below:

	December 25, 2012	December 31, 2013	December 30, 2014
Vesting period	5 years	5 years	5 years
Risk-free interest rate	1.1% - 1.6%	1.3% - 2.0%	2.2% - 2.3%
Dividend yield rate	0%	0%	0%
Price volatility	39.8%	38.7%	32.3%
Expected term	7.5 years	7.5 years	5.5 years

The price volatility is based on the historical price volatility of publicly traded companies within the Company’s industry group. The expected term of the Class C units granted was estimated based on the average of the vesting period and the original contractual term. The risk free interest rate is based on the U.S. Treasury rate as of the grant date for the expected term of the units.

The stock-based compensation expense for the fiscal years ended December 25, 2012, December 31, 2013 and December 30, 2014 amounted to $301,000, $260,000 and $510,000, respectively, and is included in general and administrative expenses on the accompanying consolidated statements of income. In connection with the IPO, the Company converted all of the outstanding vested and unvested Class C units with an amount of vested and unvested common units of The Habit Restaurants, LLC, respectively. As of December 30, 2014 there was approximately $3.3 million of total unrecognized stock-based compensation expense related to these units. That cost is expected to be recognized over future years as follows:

Fiscal year end
2015	$818,000
2016	777,000
2017	717,000
2018	659,000
2019	327,000

$3,298,000